INCOME TAXES - Summary of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Accounts receivable, principally due to allowance for doubtful accounts	$ 1.8	$ 1.4
Inventories	7.0	5.9
NOL carryforwards	6.3	5.0
Operating lease liabilities	35.9	25.3
Accrued pension	6.3	5.8
Stock-based compensation	5.3	4.8
Compensation-related accruals	0.1	1.2
Warranty	2.7	2.7
OPEB obligation	1.1	1.0
Accrued liabilities and other items	5.5	4.5
Gross deferred tax assets	72.0	57.6
Valuation allowance	(3.8)	(4.3)
Net deferred tax assets	68.2	53.3
Deferred tax liabilities:
ROU assets	(30.9)	(21.5)
Intangibles	(94.6)	(92.3)
Plant and equipment	(33.8)	(24.5)
Gross deferred tax liabilities	(159.3)	(138.3)
Net deferred tax liabilities	$ (91.1)	$ (85.0)